SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS

NOTE 21—SUBSEQUENT EVENTS

Management evaluated subsequent events through the date the financial statements were issued. Events or transactions occurring after December 31, 2014, but prior to issuance that provided additional evidence about conditions that existed at December 31, 2014, have been recognized in the financial statements for the year ended December 31, 2014. Events or transactions that provided evidence about conditions that did not exist at December 31, 2014, but arose before the consolidated financial statements were issued have not been recognized in the consolidated financial statements for the year ended December 31, 2014.

On January 22, 2015, we closed our initial public offering (“IPO”), in which we offered 1,357,000 shares of common stock for gross proceeds of $21.4 million. Of the 1,375,000 shares sold, 1,210,750 shares were sold by the Company (including 177,000 shares subject to the underwriters’ over-allotment option, which was exercised in full on January 16, 2015) and 146,250 shares were sold by certain selling shareholders. The Company did not receive any proceeds from the sale of shares by the selling shareholders. The net proceeds from our IPO were approximately $17 million (including the exercise of the underwriters’ over-allotment option) after deducting underwriting discounts and commissions of approximately $1.2 million and other offering expenses of approximately $825 thousand for total expenses of approximately $2.0 million.